PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Consumer Discretionary - 11.8%
Leisure Products - 2.2%
YETI Holdings, Inc. (a)	22,900	$ 939,816

Retail - Discretionary - 6.7%
O'Reilly Automotive, Inc. (a)	2,670	2,903,411

Specialty Retail - 1.4%
Valvoline, Inc. (a)	14,750	628,940

Wholesale - Discretionary - 1.5%
Pool Corporation	1,700	676,804

Consumer Staples - 7.9%
Food - 2.8%
McCormick & Company, Inc.	17,400	1,198,164

Household Products - 5.1%
Church & Dwight Company, Inc.	17,000	1,702,040
Clorox Company (The)	3,500	536,585
		2,238,625
Energy - 1.1%
Oil & Gas Producers - 1.1%
Pioneer Natural Resources Company	2,100	493,899

Financials - 8.3%
Asset Management - 2.9%
T. Rowe Price Group, Inc.	11,200	1,269,520

Institutional Financial Services - 5.4%
FactSet Research Systems, Inc.	5,100	2,359,158

Health Care - 12.0%
Health Care Facilities & Services - 3.4%
ICON plc (a)	4,537	1,454,653

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Health Care - 12.0% (Continued)
Medical Equipment & Devices - 8.6%
Bio-Techne Corporation	6,700	$ 492,919
Mettler-Toledo International, Inc. (a)	1,885	2,351,010
ResMed, Inc.	5,300	920,716
		3,764,645
Industrials - 25.3%
Electrical Equipment - 6.9%
AMETEK, Inc.	16,700	3,009,006

Industrial Intermediate Products - 5.2%
RBC Bearings, Inc. (a)	8,350	2,278,130

Machinery - 7.2%
IDEX Corporation	11,000	2,594,900
Valmont Industries, Inc.	2,500	529,825
		3,124,725
Transportation & Logistics - 6.0%
Expeditors International of Washington, Inc.	22,100	2,643,160

Materials - 5.2%
Chemicals - 5.2%
Ecolab, Inc.	10,000	2,248,400

Technology - 24.3%
Semiconductors - 4.8%
NXP Semiconductors N.V.	4,400	1,098,812
Silicon Laboratories, Inc. (a)	7,100	976,534
		2,075,346
Software - 10.7%
ANSYS, Inc. (a)	6,820	2,279,040
Informatica, Inc. - Class A (a)	38,800	1,264,104
Pegasystems, Inc.	17,130	1,114,135
		4,657,279
Technology Hardware - 3.6%
Trimble, Inc. (a)	25,500	1,560,345

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Technology - 24.3% (Continued)
Technology Services - 5.2%
CoStar Group, Inc. (a)	26,250	$ 2,284,537

Total Common Stocks (Cost $13,731,260)		$ 41,808,563

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Value
Health Care - 1.9%
Biotech & Pharma - 1.9%
SPDR® S&P® Biotech ETF (Cost $448,871)	8,300	$ 816,886

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $967,545)	967,545	$ 967,545

Total Investments at Value - 100.0% (Cost $15,147,676)		$ 43,592,994

Other Assets in Excess of Liabilities - 0.0% (c)		13,823

Net Assets - 100.0%		$ 43,606,817

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2024.
(c)	Percentage rounds to less than 0.1%.